INCOME TAXES (Tables)	12 Months Ended
Jul. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense
	July 31, 2017	July 31, 2016

Loss for the year	$(8,074,759)	$(993,653)

Income tax recovery at statutory rate	$(2,745,418)	$(337,842)
Permanent difference and other	$2,416,418	$-
Change in valuation allowance	329,000	337,842
Income tax expense per books	$-	$-

Schedule of net deferred tax assets
	July 31, 2017	July 31, 2016

Non-operating loss carryforward	$452,000	$123,000
Valuation allowance	(452,000)	(123,000)
Net deferred tax asset	$-	$-